Corporate and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Corporate and Administrative Expenses [Abstract]
Schedule of Corporate and Administrative Expenses
($000s)	2024	2023
Employee compensation	8,624	7,165
Stock-based compensation	3,680	3,318
Professional fees	4,324	3,011
Other general and administrative	4,553	3,947
	21,181	17,441